Financial income, financial expenses and foreign exchange losses	12 Months Ended
Dec. 31, 2023
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Financial income, financial expenses and foreign exchange losses
10. Financial income, financial expenses and foreign exchange losses
The following table provides a breakdown for financial income, financial expenses and foreign exchange losses:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
Financial income
Options - Changes in fair value	14,792	470	20,675
Securities	8,652	8,154	17,845
Hedging operations	2,968	241	661
Interest on financial other assets	2,707	1,226	1,881
Interest on financial receivables/loans	187	501	583
Derivative financial instruments	6,767	1,022	2,760
Other financial income	1,209	1,706	1,484
Total financial income	37,282	13,320	45,889

Financial expenses
Options - Changes in fair value	—	(11,426)	(13,391)
Hedging operations	(6,736)	(11,701)	(7,044)
Interest and financial charges for lease liabilities	(17,030)	(9,882)	(8,982)
Warrants - Changes in fair value	(22,909)	(1,171)	(4,137)
Securities	(4,412)	(13,426)	(3,902)
Interest on bank loans and overdrafts	(13,361)	(4,785)	(2,845)
Interest expenses on interest rate swaps	(300)	(1,356)	(2,076)
Other financial expenses	(3,373)	(599)	(1,446)
Total financial expenses	(68,121)	(54,346)	(43,823)

Foreign exchange losses	(5,262)	(7,869)	(7,791)
Financial income and financial expenses relating to options represent the fair value changes during the period in the value of the put options owned by the non-controlling interests in the Group’s investments in Thom Browne Group and Gruppo Dondi S.p.A. (“Dondi”) and for 2021 only, in Lanificio, as well as for 2021 only the remeasurement of cash-settled share-based payments.
For the year ended December 31, 2021, financial income relating to options primarily relates to a gain of €20,675 thousand recognized following the purchase of an additional 5% of the Thom Browne Group on June 1, 2021. The put option relating to the remaining 10% of non-controlling interest was remeasured at fair value at December 31, 2023 and 2022, resulting in a decrease in the liability and financial income of €11,587 thousand for the year ended December 31, 2023, mainly due to the increase in the discount interest rate (an increase in the liability and financial expenses of €11,426 thousand and €7,833 thousand for the year ended December 31, 2022 and 2021, respectively).
For the year ended December 31, 2023, financial income relating to options also includes €3,205 thousand related to the fair value remeasurement of the Dondi put option.
For the year ended December 31, 2021 financial expenses relating to options also include €3,523 thousand related to the Lanificio put option (which was closed in July 2021 following the Group’s purchase of the remaining 10% of Lanificio for a total consideration of €9,600 thousand, following which the Group owns 100% of Lanificio), and €2,035 thousand related to the Dondi put option.
See Note 28 — Other current and non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
As a result of the exercise and redemption of warrants in the first quarter of 2023, the Group remeasured the related warrant liabilities and recognized financial expenses of €22,909 thousand. For additional information see Note 28 — Other current and non-current financial liabilities.
Financial income and financial expenses for securities relate to investments in securities held by the Group. In line with the Group’s funding strategy, during 2023 the Group disposed of securities (primarily investments in insurance contracts, fixed income and hedge funds) amounting to €267,826 thousand for proceeds of €270,317 thousand that the Group primarily used to finalize the TFI Acquisition and for capital expenditures, as well as to repay borrowings.
Financial income and financial expenses for securities relate to investments in securities held by the Group.
Foreign exchange losses for the years ended December 31, 2023, 2022 and 2021 amounted to €5,262 thousand, €7,869 thousand and €7,791 thousand, respectively. Foreign exchange losses primarily relate to exchange rate effects deriving from the remeasurement of the put options owned by the non-controlling interests in the Group’s investments, and for the year ended December 31, 2023 only, to the reclassification of the cumulative translation losses related to the investment held in TFI, amounting to €4,705 thousand, from other comprehensive income to profit and loss at the date of the TFI Acquisition. For additional information relating to the TFI Acquisition see Note 39 — Business combinations.